Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Receivables:
Notes receivable from participants	$ 20,628,932	$ 19,357,963
Total receivables	20,628,932	19,357,963
Investments:
Investments in Master Trust at fair value	2,656,782,549	2,346,873,563
Total investments at fair value	2,656,782,549	2,346,873,563
Guaranteed investment contract in Master Trust	383,022,688	378,870,984
Fully-benefit responsive investment contracts at contract value	383,022,688	378,870,984
Net assets available for benefits	$ 3,060,434,169	$ 2,745,102,510